Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2014
Valuation and Qualifying Accounts

(20) Valuation and Qualifying Accounts

The valuation and qualifying accounts for the years ended March 31, 2012, 2013 and 2014 are set forth in the following table:

	Yen (millions)
		Additions
	Balance at beginning of year	Charged to costs and expenses	Charged to other accounts	Deductions*	Foreign currency translation	Balance at end of year
March 31, 2012:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥7,904	¥3,773	—	¥3,858	¥(526)	¥7,293
Finance subsidiaries-receivables
Allowance for credit losses	¥24,890	¥11,625	—	¥15,484	¥(415)	¥20,616
Allowance for losses on lease residual values	7,225	1,407	—	2,954	(312)	5,366

	¥32,115	¥13,032	—	¥18,438	¥(727)	¥25,982
Other assets
Allowance for doubtful accounts	¥23,275	¥1,293	—	¥1,311	¥(221)	¥23,036
Deferred tax assets
Valuation allowance	¥65,479	¥18,665	—	¥4,651	¥(10,401)	¥69,092
March 31, 2013:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥7,293	¥2,810	—	¥2,721	¥503	¥7,885
Finance subsidiaries-receivables
Allowance for credit losses	¥20,616	¥9,234	—	¥13,198	¥1,176	¥17,828
Allowance for losses on lease residual values	5,366	825	—	3,178	341	3,354

	¥25,982	¥10,059	—	¥16,376	¥1,517	¥21,182
Other assets
Allowance for doubtful accounts	¥23,036	¥687	—	¥1,063	¥94	¥22,754
Deferred tax assets
Valuation allowance	¥69,092	¥9,570	¥1,171	¥7,347	¥8,521	¥81,007
March 31, 2014:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥7,885	¥3,290	—	¥2,094	¥596	¥9,677
Finance subsidiaries-receivables
Allowance for credit losses	¥17,828	¥18,503	—	¥16,136	¥1,364	¥21,559
Allowance for losses on lease residual values	3,354	401	—	1,671	47	2,131

	¥21,182	¥18,904	—	¥17,807	¥1,411	¥23,690
Other assets
Allowance for doubtful accounts	¥22,754	¥175	—	¥881	¥52	¥22,100
Deferred tax assets
Valuation allowance	¥81,007	¥16,488	—	¥6,710	¥6,353	¥97,138

*	Receivable: Bad debts written off

Deferred tax assets:	Reversal of valuation allowance. Deductions in valuation allowance for the years ended March 31, 2012 and 2014 include a portion credited to other comprehensive income of ¥1,650 million and ¥1,173 million, respectively. Deductions in valuation allowance in the three-year period ended March 31, 2014 related to deferred tax assets that expired unused are immaterial.